SCHWAB INVESTMENTS

(Trust)

Schwab® Treasury Inflation Protected Securities Index Fund

Schwab® U.S. Aggregate Bond Index Fund

(each, a fund and collectively, the funds)

Supplement dated September 27, 2019 to each fund’s currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.

At a meeting held on September 24, 2019, the Board of Trustees of the Trust approved changes to the funds’ investment objectives, which are non-fundamental. These changes, which are summarized below, will be effective on or about December 18, 2019. Please note that no shareholder action is required and these changes will not affect the management of each fund’s portfolio.

1.	Schwab Treasury Inflation Protected Securities Index Fund

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.

b.     Statutory Prospectus — Under “Investment Objective” for the fund in the “Fund Details — Investment Objectives and More About Principal Risks” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.

c.     SAI — Under the “Investment Objectives” section: The second paragraph is deleted and replaced in its entirety with the following:

The Schwab Treasury Inflation Protected Securities Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of inflation-protected U.S. Treasury securities.

2.	Schwab U.S. Aggregate Bond Index Fund

a.     Summary Prospectus and Statutory Prospectus — Under the fund’s “Investment Objective” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.

b.     Statutory Prospectus — Under “Investment Objective” for the fund in the “Fund Details — Investment Objectives and More About Principal Risks” section: The paragraph is deleted and replaced in its entirety with the following:

The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.

c.     SAI — Under the “Investment Objectives” section: The third paragraph is deleted and replaced in its entirety with the following:

The Schwab U.S. Aggregate Bond Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of the broad U.S. investment-grade bond market.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG108186-00 (09/19)

00234988

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